Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 240,894	1,458,298	1,590,769
Time deposits	2,746,332	16,625,468	13,098,661
Restricted cash	352,966	2,136,749	570,506
Accounts receivable, net	66,490	402,511	269,485
Prepayments and other current assets	189,019	1,144,272	1,121,784
Short-term investments	148,865	901,183	1,073,539
Deferred tax assets	21,356	129,282	143,929
Total current assets	3,765,922	22,797,763	17,868,673
Non-current assets:
Property, equipment and software, net	144,063	872,113	815,026
Land use right, net	1,862	11,271	11,529
Deferred tax assets	3,813	23,085	2,215
Time deposits	82,594	500,000	490,000
Other long-term assets	56,511	342,098	90,513
Total non-current assets	288,843	1,748,567	1,409,283
Total assets	4,054,765	24,546,330	19,277,956
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB119,709 and RMB203,949 as of December 31, 2012 and 2013, respectively)	36,219	219,259	157,764
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB28,324 and RMB34,631 as of December 31, 2012 and 2013, respectively)	62,295	377,117	289,848
Dividend payable			814,934
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB72,107 and RMB12,015 as of December 31, 2012 and 2013, respectively)	12,300	74,463	389,465
Short-term loan	161,142	975,504
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB476,046 and RMB610,403 as of December 31, 2012 and 2013, respectively)	244,650	1,481,036	1,160,018
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB521,109 and RMB593,706 as of December 31, 2012 and 2013, respectively)	158,135	957,299	764,473
Deferred tax liabilities	24,532	148,506
Total current liabilities	699,273	4,233,184	3,576,502
Long-term payable:
Other long-term payable	23,933	144,883	99,968
Total liabilities	723,206	4,378,067	3,676,470
Commitments and contingencies (See Note 21)
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,287,546 shares issued and 3,246,042 shares outstanding as of December 31, 2012 and 3,250,284 shares issued and outstanding as of December 31, 2013	440	2,663	2,696
Additional paid-in capital	141,215	854,878	1,156,681
Treasury stock			(422,489)
Statutory reserves	145,112	878,466	634,108
Retained earnings	3,057,496	18,509,161	14,309,609
NetEase, Inc's shareholders' equity	3,344,263	20,245,168	15,680,605
Noncontrolling interests	(12,704)	(76,905)	(79,119)
Total shareholders' equity	3,331,559	20,168,263	15,601,486
Total liabilities and shareholders' equity	$ 4,054,765	24,546,330	19,277,956